Tidal ETF Trust

234 W Florida St, Suite 203

Milwaukee, WI 53204

August 14, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to make changes to the Aztlan Global Stock Selection DM SMID ETF's principal investment strategies in connection with revisions to the Solactive Aztlan Global Developed Markets SMID Cap Index guidelines and methodology, is Post-Effective Amendment No. 224 under the 1933 Act and Amendment No. 225 under the 1940 Act to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC